Share Capital - Summary of Stock Option Awards (Parenthetical) (Details)	6 Months Ended
Oct. 31, 2024
January 19, 2024 | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
January 4, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
January 23, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
March 1, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
March 15, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
April 2, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
May 8, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
May 23, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
June 11, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
August 8, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
November 13, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
January 1, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
February 1, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
February 19, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
February 20, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
September 18, 2023 | Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
August 3, 2024 | Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.